Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Loss from continuing operations before income taxes, equity in affiliates and noncontrolling interest	$ (62,580)		$ (31,235)		$ (1,208)
Statutory income tax rate	26.50%		31.00%		31.00%
Tax benefit using statutory income tax rate	(16,584)		(9,683)		(374)
State and foreign taxes	1,132		1,450		1,909
Non-deductible stock-based compensation	7,698		7,144		4,941
Other non-deductible expense	1,176		1,482		890
Change to valuation allowance on items affecting taxable income	15,578	[1]	44,118	[1]	(7,986)	[1]
Effect of the change in tax rate	2,168		0		0
Additional tax reserve	0		0		4,100
Noncontrolling interests	(1,593)		(2,368)		(3,123)
Other, net	(22)		(408)		(522)
Income tax expense (benefit)	$ 9,553		$ 41,735		$ (165)
Effective income tax rate	15.30%		133.60%		13.70%

[1]	Included in the change in valuation allowance in 2010 is $3,188 relating to the reversal of the valuation allowance as a result of a non-taxable acquisition.